Commitments under short leases - Additional Information (Details) - GBP (£)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Commitments Under Short Leases [Line Items]
Commitment on office rental and service charge	£ 286,000	£ 100,000	£ 100,000
More than One Year
Commitments Under Short Leases [Line Items]
Commitment on office rental and service charge	£ 0